Basis of Presentation of the Consolidated Financial Statements - Argentina's Hyperinflationary Economy (Detail)	Jul. 01, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
General price index		211.41	94.79	50.95
IAS 29
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Cumulative inflation rate period	3 years
Cumulative inflation rate percentage	100.00%